Submission	Oct. 11, 2024
Submission [Line Items]
Central Index Key	0001655888
Registrant Name	Blue Owl Capital Corp
Registration File Number	333-281609
Form Type	N-14
Submission Type	N-14 8C/A
Fee Exhibit Type	EX-FILING FEES